Cash Flow Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Supplemental Information [Abstract]
Schedule of Cash Flow Supplemental Information
	Year Ended December 31,
	2023	2022	2021
Digital currencies items
Digital currencies mined	$(18,128,241)	$(24,190,060)	$(24,952,344)
Bitcoin received from colocation services	(185,819)	-	-
Bitcoin received for electricity sales	(538,197)	-	-
Acquisition of digital currencies	-	(3,932,000)	-
Miner lease and hosting	614,813	9,768,179	3,469,287
Loss on digital currency option calls	-	1,950,000	-
Services paid in digital currencies	433,492	739,024	-
Loss (gain) on sale of digital currencies	(945,536)	11,574,330	(290,948)
Interest paid in digital currencies	-	216,329	-
Digital currencies for loan repayment	883,622	-	-
Digital currencies traded for cash	19,264,980	16,016,280	-
Loss (gain) on revaluation of digital currencies	(10,991)	3,386,890	-
	$1,388,123	$15,528,972	$(21,774,005)
Working capital items
Amounts receivable and prepaid expenses	$(1,320,109)	$574,129	$(1,604,703)
Accounts payable and accrued liabilities	1,946,961	72,325	842,584
Income tax receivable	76,062	(550,000)	-
Deposit payable	975,184	(1,277,500)	1,788,500
	$1,678,098	$(1,181,046)	$1,026,381